Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Computation of Net Loss Per Common Share

The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Nine Months Ended September 30,
	2026	2025
Net loss per share
Numerator
Net loss	$(14,327)	$(8,808)
Numerator for basic and diluted net loss per share	$(14,327)	$(8,808)
Denominator
Weighted average common shares outstanding	10,731,360	10,627,932
Denominator for basic and diluted loss per share	10,731,360	10,627,932

Net loss per share
Basic and diluted	$(1.34)	$(0.83)

The following table sets forth the computation of net loss per common share (in thousands except share and per share amounts):

	Year ended December 31
	2025	2024
Net loss per share
Numerator
Net loss	$(12,199)	$(10,065)
Numerator for basic and diluted net loss per share	$(12,199)	$(10,065)

Denominator
Weighted average common shares outstanding	10,638,595	10,575,252
Denominator for basic and diluted loss per share	10,638,595	10,575,252

Net loss per share
Basic and diluted	$(1.15)	$(0.95)

Schedule of Computation of Diluted Net Loss Per Share	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:
	As of September 30,
	2026	2025
Series Seed-1 (as converted to common stock)	1,536,006	1,536,006
Series Seed-2 (as converted to common stock)	1,099,412	1,099,412
Series A-1 (as converted to common stock)	1,059,058	1,059,058
Series A (as converted to common stock)	2,652,734	2,652,734
Series SA-2 (as converted to common stock)	1,745,625	1,745,625
Series A-2 (as converted to common stock)	3,184,572	3,184,572
Series X (as converted to common stock)	779,240	—
Stock options to purchase common stock	3,219,273	3,379,219
Unvested restricted common stock	758,326	—
	16,034,246	14,656,626
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:
	Year ended December 31,
	2025	2024
Series Seed-1 (as converted to common stock)	1,536,006	1,536,006
Series Seed-2 (as converted to common stock)	1,099,412	1,099,412
Series A-1 (as converted to common stock)	1,059,058	1,059,058
Series A (as converted to common stock)	2,652,734	2,652,734
Series SA-2 (as converted to common stock)	1,745,625	1,745,625
Series A-2 (as converted to common stock)	3,184,572	1,773,460
Series X (as converted to common stock)	769,114	—
Stock options to purchase common stock	3,307,849	1,617,266
Unvested restricted common stock	329,104	—
	15,683,474	11,483,561